Business Segments	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Business Segments

6. Business Segments

Effective April 1, 2014, the Company’s operations were reorganized into four reportable segments: Rig Systems, Rig Aftermarket, Wellbore Technologies and Completion & Production Solutions. Within the four reporting segments, the Company has aggregated two business units under Rig Systems, one business unit under Rig Aftermarket, six business units under Wellbore Technologies and six business units under Completion & Production Solutions for a total of 15 business units. The Company has aggregated each of its business units in one of the four reporting segments based on the guidelines of ASC Topic 280, “Segment Reporting” (“ASC Topic 280”).

Rig Systems

The Company’s Rig Systems segment makes and supports the capital equipment and integrated systems needed to drill oil and gas wells on land and offshore. The segment designs, manufactures, and sells land rigs, offshore drilling equipment packages, including installation and commissioning services, and drilling rig components that mechanize and automate the rig process and functionality.

Equipment and technologies in Rig Systems include: substructures, derricks, and masts; cranes; pipe lifting, racking, rotating, and assembly systems; fluid transfer technologies, such as mud pumps; pressure control equipment, including blowout preventers; power transmission systems, including drives and generators; and rig instrumentation and control systems.

The Rig Systems segment primarily supports land and offshore drillers. Demand for Rig Systems products primarily depends on drilling contractors’ and oil and gas companies’ capital spending plans, specifically capital expenditures on rig construction and refurbishment.

Rig Aftermarket

The Company’s Rig Aftermarket segment provides comprehensive aftermarket products and services to support land rigs and offshore rigs, and drilling rig components manufactured by the Rig Systems segment.

The segment provides spare parts, repair, and rentals as well as technical support, field service and first well support, field engineering, and customer training through a network of aftermarket service and repair facilities strategically located in major areas of drilling operations.

The Rig Aftermarket segment primarily supports land and offshore drillers. Demand for Rig Aftermarket products and services primarily depends on overall levels of oilfield drilling activity, which drives demand for spare parts, service, and repair for Rig System’s large installed base of equipment; and secondarily on drilling contractors’ and oil and gas companies’ capital spending plans, specifically capital expenditures on rig refurbishment and re-certification.

Wellbore Technologies

The Company’s Wellbore Technologies segment designs, manufactures, rents, and sells a variety of equipment and technologies used to perform drilling operations, and offers services that optimize their performance, including: solids control and waste management equipment and services, drilling fluids, premium drill pipe, wired pipe, tubular inspection and coating services, instrumentation, downhole tools, and drill bits.

The Wellbore Technologies segment focuses on oil and gas companies and supports drilling contractors, oilfield service companies, and oilfield rental companies. Demand for Wellbore Technologies products and services primarily depends on the level of oilfield drilling activity by oil and gas companies, drilling contractors, and oilfield service companies.

Completion & Production Solutions

The Company’s Completion & Production Solutions segment integrates technologies for well completions and oil and gas production. The segment designs, manufactures, and sells equipment and technologies needed for hydraulic fracture stimulation, including pressure pumping trucks and pumps, blenders, sanders, hydration units, injection units, flowline, manifolds and wellheads; well intervention, including coiled tubing units, coiled tubing, and wireline units and tools; onshore production, including composite pipe, surface transfer and progressive cavity pumps, and artificial lift systems; and offshore production, including floating production systems and subsea production technologies.

The Completion & Production Solutions segment primarily supports service companies and oil and gas companies. Demand for Completion & Production Solutions products depends on the level of oilfield completions and workover activity by oilfield service companies and drilling contractors and capital spending plans by oil and gas companies and oilfield service companies.

Operating results by segment are as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Revenue:
Rig Systems	$2,256	$1,911
Rig Aftermarket	750	551
Wellbore Technologies	1,278	1,223
Completion & Production Solutions	1,002	1,002
Eliminations	(397)	(311)

Total Revenue	$4,889	$4,376

Operating Profit:
Rig Systems	$451	$370
Rig Aftermarket	191	142
Wellbore Technologies	221	182
Completion & Production Solutions	137	136
Unallocated expenses and eliminations	(201)	(137)

Total Operating Profit	$799	$693

Operating Profit %:
Rig Systems	20.0%	19.4%
Rig Aftermarket	25.5%	25.8%
Wellbore Technologies	17.3%	14.9%
Completion & Production Solutions	13.7%	13.6%
Total Operating Profit %	16.3%	15.8%

Sales from one segment to another generally are priced at estimated equivalent commercial selling prices; however, segments originating an external sale are credited with the full profit to the Company. Eliminations include intercompany transactions conducted between the four reporting segments that are eliminated in consolidation. Intercompany transactions within each reporting segment are eliminated within each reporting segment.

Included in operating profit are other costs related to acquisitions, such as transaction costs, the amortization of backlog and inventory that was stepped up to fair value during purchase accounting, the costs of the proposed spin-off of the Company’s distribution business and certain legal costs. Other costs by segment are as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Other costs:
Rig Systems	$—	$2
Rig Aftermarket	—	—
Wellbore Technologies	3	26
Completion & Production Solutions	6	36

Total other costs	$9	$64